Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2020
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of September 30, 2020 and December 31, 2019, consist of the following:

	Balance as of September 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade receivables	322,231	242,008
Tax receivables	50,190	50,901
Prepayments	25,977	5,150
Other accounts receivable	12,867	19,508
Total	411,265	317,568